SLM Student Loan Trust 2013-5 Monthly Servicing Report
Distribution Date	05/27/2014
Collection Period	04/01/2014 - 04/30/2014

Navient Funding, LLC -	Depositor
Navient Solutions -	Master Servicer and Administrator
Deutsche Bank National Trust Company -	Indenture Trustee
Deutsche Bank Trust Company Americas -	Eligible Lender Trustee
Navient Credit Finance Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		09/19/2013	03/31/2014	04/30/2014
	Principal Balance		$956,725,270.81	$933,137,068.15	$921,837,360.55
	Interest to be Capitalized Balance		20,662,241.00	16,735,422.41	17,010,245.58

	Pool Balance		$977,387,511.81	$949,872,490.56	$938,847,606.13
	Specified Reserve Account Balance		4,994,371.00	4,749,362.45	4,694,238.03

	Adjusted Pool (1)		$982,381,882.81	$954,621,853.01	$943,541,844.16
	Weighted Average Coupon (WAC)		6.75%	6.28%	6.29%
	Number of Loans		202,865	197,898	195,827
	Aggregate Outstanding Principal Balance - Tbill				$-
	Aggregate Outstanding Principal Balance - LIBOR			$949,872,490.56	$938,847,606.13
	Pool Factor			0.950943031	0.939905721
	Since Issued Constant Prepayment Rate			4.40%	4.89%
	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	04/25/2014		05/27/2014
	A1	78448BAA9	$152,275,634.48		$141,306,425.72
	A2	78448BAB7	$256,000,000.00		$256,000,000.00
	A3	78448BAC5	$509,400,000.00		$509,400,000.00
	B	78448BAD3	$27,400,000.00		$27,400,000.00

C	Account Balances		04/25/2014		05/27/2014
	Reserve Account Balance		$4,749,362.45		$4,694,238.03
	Capitalized Interest Account Balance		$-		$-
	Floor Income Rebate Account		$6,316,721.42		$9,448,640.91
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		04/25/2014		05/27/2014
	Adjusted Pool Balance + Supplemental Loan Purchase		$954,621,853.01		$943,541,844.16
	Total Notes		$945,075,634.48		$934,106,425.72
	Difference		$9,546,218.53		$9,435,418.44
	Parity Ratio		1.01010		1.01010

Page 2 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014

II. Trust Activity 04/01/2014 through		04/30/2014

A	Student Loan Principal Receipts
	Borrower Principal	5,764,452.97
	Guarantor Principal	2,067,788.32
	Consolidation Activity Principal	5,382,965.37
	Seller Principal Reimbursement	-
	Servicer Principal Reimbursement	43.86
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	-

	Total Principal Receipts	$13,215,250.52

B	Student Loan Interest Receipts
	Borrower Interest	1,866,715.74
	Guarantor Interest	66,403.77
	Consolidation Activity Interest	82,344.91
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	0.00
	Servicer Interest Reimbursement	627.37
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	41,686.76

	Total Interest Receipts	$2,057,778.55

C	Reserves in Excess of Requirement	$55,124.42

D	Investment Income	$358.20

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(3,131,919.49)
M	AVAILABLE FUNDS	$12,196,592.20

N	Non-Cash Principal Activity During Collection Period	$(1,915,542.92)

O	Non-Reimbursable Losses During Collection Period	$38,370.18

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$-

Q	Aggregate Loan Substitutions	$-

Page 3 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014

III. 2013-5	Portfolio Characteristics

	04/30/2014				03/31/2014
	Wtd Avg Coupon	# Loans	Principal	% of Principal	Wtd Avg Coupon	# Loans	Principal	% of Principal
INTERIM: IN SCHOOL	6.27%	5,391	$23,824,498.50	2.584%	6.26%	5,552	$24,403,081.18	2.615%
GRACE	6.22%	1,801	$7,125,448.86	0.773%	6.18%	1,880	$7,416,263.89	0.795%
DEFERMENT	6.08%	32,904	$147,164,405.71	15.964%	6.08%	33,488	$149,247,007.72	15.994%
REPAYMENT: CURRENT	6.32%	110,801	$480,726,576.29	52.149%	6.32%	110,717	$481,772,274.33	51.629%
31-60 DAYS DELINQUENT	6.14%	5,195	$24,441,308.02	2.651%	6.08%	4,920	$22,042,634.33	2.362%
61-90 DAYS DELINQUENT	5.94%	2,739	$11,932,236.11	1.294%	6.07%	3,303	$15,449,671.16	1.656%
91-120 DAYS DELINQUENT	6.06%	2,019	$9,730,307.05	1.056%	6.20%	1,898	$8,533,152.02	0.914%
> 120 DAYS DELINQUENT	6.14%	5,605	$25,156,112.29	2.729%	6.13%	5,841	$26,377,342.00	2.827%
FORBEARANCE	6.44%	28,475	$187,720,010.21	20.364%	6.44%	29,287	$193,524,947.96	20.739%
CLAIMS IN PROCESS	6.04%	897	$4,016,457.51	0.436%	5.89%	1,012	$4,370,693.56	0.468%

TOTAL		195,827	$921,837,360.55	100.00%		197,898	$933,137,068.15	100.00%

* Percentages may not total 100% due to rounding

Page 4 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014

IV. 2013-5 Portfolio Characteristics (cont’d)

	04/30/2014	03/31/2014
Pool Balance	$938,847,606.13	$949,872,490.56
Outstanding Borrower Accrued Interest	$22,715,623.66	$22,475,657.46
Borrower Accrued Interest to be Capitalized	$17,010,245.58	$16,735,422.41
Total # Loans	195,827	197,898
Total # Borrowers	59,949	60,594
Weighted Average Coupon	6.29%	6.28%
Weighted Average Remaining Term	123.88	123.96
Non-Reimbursable Losses	$38,370.18	$48,581.24
Cumulative Non-Reimbursable Losses	$109,555.42	$71,185.24
Since Issued Constant Prepayment Rate (CPR)	4.89%	4.40%
Loan Substitutions	$-	$-
Cumulative Loan Substitutions	$-	$-
Rejected Claim Repurchases	$-	$-
Cumulative Rejected Claim Repurchases	$-	$-
Unpaid Primary Servicing Fees	$-	$-
Unpaid Administration Fees	$-	$-
Unpaid Carryover Servicing Fees	$-	$-
Note Principal Shortfall	$-	$-
Note Interest Shortfall	$-	$-
Unpaid Interest Carryover	$-	$-
Non-Cash Principal Activity - Capitalized Interest	$1,961,581.59	$2,423,311.12
Borrower Interest Accrued	$4,232,321.06	$4,423,148.88
Interest Subsidy Payments Accrued	$419,869.94	$436,933.44
Special Allowance Payments Accrued	$21,692.21	$24,338.44

Page 5 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014

V. 2013-5 Portfolio Statistics by School and Program

A LOAN TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	5.77%	102,844	337,997,179.56	36.666%
- GSL - Unsubsidized	6.05%	83,944	449,771,962.68	48.791%
- PLUS (2) Loans	8.34%	9,039	134,068,218.31	14.544%
- SLS (3) Loans	0.00%	0	-	0.000%
- Consolidation Loans	0.00%	0	-	0.000%

Total	6.29%	195,827	$921,837,360.55	100.000%

B SCHOOL TYPE	Weighted Average Coupon	# LOANS	$ AMOUNT	% *

- Four Year	6.35%	170,624	860,359,470.90	93.331%
- Two Year	5.38%	22,527	54,904,963.22	5.956%
- Technical	5.76%	2,475	6,174,312.65	0.670%
- Other	4.43%	201	398,613.78	0.043%

Total	6.29%	195,827	$921,837,360.55	100.000%

*Percentages may not total 100% due to rounding.

(1)             Guaranteed Stafford Loan

(2)             Parent Loans for Undergraduate Students

(3)             Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

Page 6 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014

VI. 2013-5 Waterfall for Distributions

			Paid	Remaining Funds Balance
Total Available Funds				$12,196,592.20

A		Primary Servicing Fee	$193,251.50	$12,003,340.70

B		Administration Fee	$6,667.00	$11,996,673.70

C		Class A Noteholders’ Interest Distribution Amount	$522,127.70	$11,474,546.00

D		Class B Noteholders’ Interest Distribution Amount	$40,242.68	$11,434,303.32

E		Reserve Account Reinstatement	$-	$11,434,303.32

F		Class A Noteholders’ Principal Distribution Amount	$10,969,208.76	$465,094.56

G		Class B Noteholders’ Principal Distribution Amount	$-	$465,094.56

H		Unpaid Expenses of The Trustees	$-	$465,094.56

I		Carryover Servicing Fee	$-	$465,094.56

J		Remaining Amounts to the Noteholders after the first auction date	$-	$465,094.56

K		Excess Distribution Certificateholder	$465,094.56	$-

	Waterfall Triggers

	A	Student Loan Principal Outstanding	$921,837,360.55

	B	Interest to be Capitalized	$17,010,245.58

	C	Capitalized Interest Account Balance	$-

	D	Reserve Account Balance (after any reinstatement)	$4,694,238.03

	E	Less: Specified Reserve Account Balance	$(4,694,238.03)

	F	Total	$938,847,606.13

	G	Class A Notes Outstanding (after application of available funds)	$906,706,425.72

	H	Insolvency Event or Event of Default Under Indenture	N

	I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Page 7 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014

VII. 2013-5 Distributions
Distribution Amounts
	A1	A2	A3

Cusip/Isin	78448BAA9	78448BAB7	78448BAC5
Beginning Balance	$152,275,634.48	$256,000,000.00	$509,400,000.00
Index	LIBOR	LIBOR	LIBOR
Spread/Fixed Rate	0.26%	0.40%	0.60%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	4/25/2014	4/25/2014	4/25/2014
Accrual Period End	5/27/2014	5/27/2014	5/27/2014
Daycount Fraction	0.08888889	0.08888889	0.08888889
Interest Rate*	0.41230%	0.55230%	0.75230%
Accrued Interest Factor	0.000366489	0.000490933	0.000668711
Current Interest Due	$55,807.33	$125,678.93	$340,641.44
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-	$-
Total Interest Due	$55,807.33	$125,678.93	$340,641.44
Interest Paid	$55,807.33	$125,678.93	$340,641.44
Interest Shortfall	$-	$-	$-
Principal Paid	$10,969,208.76	$-	$-
Ending Principal Balance	$141,306,425.72	$256,000,000.00	$509,400,000.00
Paydown Factor	0.054035511	0.000000000	0.000000000
Ending Balance Factor	0.696090767	1.000000000	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 8 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014

ViI. 2013-5 Distributions
Distribution Amounts
B

Cusip/Isin	78448BAD3
Beginning Balance	$27,400,000.00
Index	LIBOR
Spread/Fixed Rate	1.50%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY
Accrual Period Begin	4/25/2014
Accrual Period End	5/27/2014
Daycount Fraction	0.08888889
Interest Rate*	1.65230%
Accrued Interest Factor	0.001468711
Current Interest Due	$40,242.68
Interest Shortfall from Prior Period Plus Accrued Interest	$-
Total Interest Due	$40,242.68
Interest Paid	$40,242.68
Interest Shortfall	$-
Principal Paid	$-
Ending Principal Balance	$27,400,000.00
Paydown Factor	0.000000000
Ending Balance Factor	1.000000000

* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Page 9 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014

VIII. 2013-5 Reconciliations
A	Principal Distribution Reconciliation
	Notes Outstanding Principal Balance	$945,075,634.48
	Adjusted Pool Balance	$943,541,844.16
	Overcollateralization Amount	$9,435,418.44
	Principal Distribution Amount	$10,969,208.76
	Principal Distribution Amount Paid	$10,969,208.76
B	Reserve Account Reconciliation
	Beginning Period Balance	$4,749,362.45
	Reserve Funds Utilized	0.00
	Reserve Funds Reinstated	0.00

	Balance Available	$4,749,362.45
	Required Reserve Acct Balance	$4,694,238.03
	Release to Collection Account	$55,124.42
	Ending Reserve Account Balance	$4,694,238.03
C	Floor Income Rebate Account
	Beginning Period Balance	$6,316,721.42
	Deposits for the Period	$3,131,919.49
	Release to Collection Account	$-
	Ending Balance	$9,448,640.91
D	Supplemental Purchase Account
	Beginning Period Balance	$-
	Supplemental Loan Purchases	$-
	Transfers to Collection Account	$-
	Ending Balance	$-

Page 10 of 10	Trust 2013-5 Monthly Servicing Report: Collection Period 04/01/2014 - 04/30/2014, Distribution Date 05/27/2014